Financial Statement Information - Additional Information (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Schedule Of Balance Sheet Components [Abstract]
Depreciation and amortization expense related to property and equipment	$ 5.2	$ 4.5	$ 4.1
Amortization expense related to intangible assets	0.3	$ 0.3	$ 0.3
Estimated annual amortization	$ 0.3